Statements of Changes in Partners' Capital (Net Asset Value) (Parenthetical) (USD $)	Sep. 30, 2014		Dec. 31, 2013	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
General Partner
Net asset value per Unit at end of period (in dollars per share)	$ 105.79		$ 106.51	$ 100.45		$ 104.94		$ 119.79
Series A
Net asset value per Unit at end of period (in dollars per share)	$ 68.30		$ 71.08	$ 67.77		$ 73.18		$ 87.3
Series B
Net asset value per Unit at end of period (in dollars per share)	$ 79.36		$ 81.62	$ 77.51		$ 82.73		$ 97.15
Series C
Net asset value per Unit at end of period (in dollars per share)	$ 89.49	[1]	$ 91.11	$ 86.24	[1]	$ 91.11	[2]	$ 100	[3]
Series I
Net asset value per Unit at end of period (in dollars per share)	$ 93.44		$ 95.67	$ 90.71		$ 96.38		$ 112.52

[1]	Series C units commenced trading on September 1, 2012.
[2]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[3]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.